UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2019

Item 1. Reports to Stockholders

Semiannual report

Global / international equity mutual funds

Delaware Emerging Markets Fund

Delaware Global Value Fund

Delaware International Small Cap Fund

Delaware International Value Equity Fund

May 31, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2018 to May 31, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2018 to May 31, 2019.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2018 to May 31, 2019 (Unaudited)

Delaware Emerging Markets Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Annualized Expense Ratio	Expenses Paid During Period 12/1/18 to 5/31/19*
Actual Fund return†
Class A	$1,000.00	$978.80	1.62%	$7.99
Class C	1,000.00	975.40	2.37%	11.67
Class R	1,000.00	978.10	1.87%	9.22
Institutional Class	1,000.00	980.50	1.37%	6.76
Class R6	1,000.00	980.40	1.25%	6.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.85	1.62%	$8.15
Class C	1,000.00	1,013.11	2.37%	11.90
Class R	1,000.00	1,015.61	1.87%	9.40
Institutional Class	1,000.00	1,018.10	1.37%	6.89
Class R6	1,000.00	1,018.70	1.25%	6.29
Delaware Global Value Fund Expense analysis of an investment of $1,000
	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Annualized Expense Ratio	Expenses Paid During Period 12/1/18 to 5/31/19*
Actual Fund return†
Class A	$1,000.00	$1,015.00	1.50%	$7.54
Class C	1,000.00	1,012.00	2.25%	11.29
Institutional Class	1,000.00	1,017.20	1.25%	6.29
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.45	1.50%	$7.54
Class C	1,000.00	1,013.71	2.25%	11.30
Institutional Class	1,000.00	1,018.70	1.25%	6.29

Delaware International Small Cap Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Annualized Expense Ratio	Expenses Paid During Period 12/1/18 to 5/31/19*
Actual Fund return†
Class A	$1,000.00	$989.50	1.34%	$6.65
Class C	1,000.00	985.70	2.09%	10.35
Class R	1,000.00	988.90	1.59%	7.88
Institutional Class	1,000.00	991.40	1.09%	5.41
Class R6	1,000.00	992.80	1.00%	4.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.25	1.34%	$6.74
Class C	1,000.00	1,014.51	2.09%	10.50
Class R	1,000.00	1,017.00	1.59%	8.00
Institutional Class	1,000.00	1,019.50	1.09%	5.49
Class R6	1,000.00	1,019.95	1.00%	5.04
Delaware International Value Equity Fund Expense analysis of an investment of $1,000
	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Annualized Expense Ratio	Expenses Paid During Period 12/1/18 to 5/31/19*
Actual Fund return†
Class A	$1,000.00	$1,032.90	1.34%	$6.79
Class C	1,000.00	1,029.60	2.09%	10.58
Class R	1,000.00	1,032.20	1.59%	8.06
Institutional Class	1,000.00	1,034.40	1.09%	5.53
Class R6	1,000.00	1,035.00	1.02%	5.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.25	1.34%	$6.74
Class C	1,000.00	1,014.51	2.09%	10.50
Class R	1,000.00	1,017.00	1.59%	8.00
Institutional Class	1,000.00	1,019.50	1.09%	5.49
Class R6	1,000.00	1,019.85	1.02%	5.14

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Disclosure of Fund expenses

For the six-month period from December 1, 2018 to May 31, 2019 (Unaudited)

In addition to the Funds’ expenses reflected on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The tables on the previous pages do not reflect the expenses of the Underlying Funds.

Security type / country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	96.81%
Argentina	1.06%
Austria	0.11%
Bahrain	0.02%
Brazil	11.12%
Chile	0.71%
China/Hong Kong	29.91%
Cyprus	0.13%
France	0.38%
India	10.42%
Indonesia	0.69%
Israel	0.24%
Japan	0.47%
Malaysia	0.07%
Mexico	5.77%
Netherlands	0.30%
Peru	0.94%
Republic of Korea	16.02%
Russia	7.04%
South Africa	0.63%
Taiwan	7.98%
Turkey	0.82%
United Kingdom	0.06%
United States	1.92%
Preferred Stock	2.85%
Exchange-Traded Fund	0.13%
Participation Notes	0.00%
Total Value of Securities	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

Security type / country and sector allocations

Delaware Emerging Markets Fund

Common stock, participation notes, and preferred stock²	Percentage of net assets
Communications Services	20.30%
Consumer Discretionary	10.89%
Consumer Staples	14.66%
Energy	16.98%
Financials	9.26%
Healthcare	2.45%
Industrials	0.91%
Information Technology	19.09%
Materials	3.98%
Real Estate	0.65%
Utilities	0.49%
Total	99.66%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Security type / country and sector allocations
Delaware Global Value Fund	As of May 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	100.02%
Denmark	3.40%
France	21.24%
Germany	5.98%
Ireland	0.83%
Japan	19.99%
Netherlands	1.83%
Sweden	8.94%
Switzerland	9.31%
United Kingdom	8.03%
United States	20.47%
Exchange-Traded Fund	0.56%
Securities Lending Collateral	5.21%
Total Value of Securities	105.79%
Obligation to Return Securities Lending Collateral	(5.21%)
Liabilities Net of Receivables and Other Assets	(0.58%)
Total Net Assets	100.00%

Security type / country and sector allocations

Delaware Global Value Fund

Common stock by sector	Percentage of net assets
Communication Services	12.78%
Consumer Discretionary	20.59%
Consumer Staples	24.25%
Healthcare	22.88%
Industrials	15.82%
Materials	3.70%
Total	100.02%

Security type / country and sector allocations
Delaware International Small Cap Fund	As of May 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	94.62%
Australia	3.09%
Austria	2.28%
Belgium	1.17%
Brazil	2.56%
Canada	9.75%
Chile	1.07%
China/Hong Kong	2.94%
Denmark	1.35%
Finland	0.87%
France	5.08%
Germany	3.70%
India	2.07%
Indonesia	0.45%
Ireland	5.90%
Israel	2.19%
Italy	1.13%
Japan	16.61%
Mexico	0.82%
Netherlands	1.31%
Norway	5.83%
Poland	0.52%
Portugal	1.08%
Republic of Korea	1.32%
South Africa	0.92%
Spain	0.61%
Sweden	2.77%
Switzerland	0.78%
Taiwan	1.51%
United Kingdom	14.94%
Short-Term Investments	4.18%
Total Value of Securities	98.80%
Receivables and Other Assets Net of Liabilities	1.20%
Total Net Assets	100.00%

Security type / country and sector allocations

Delaware International Small Cap Fund

Common stock by sector	Percentage of net assets
Communication Services	5.22%
Consumer Discretionary	11.73%
Consumer Staples	13.57%
Energy	3.75%
Financials	6.17%
Healthcare	7.28%
Industrials	16.17%
Information Technology	18.90%
Materials	2.84%
Real Estate	5.71%
Utilities	3.28%
Total	94.62%

Security type / country and sector allocations

Delaware International Value Equity Fund	As of May 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	97.32%
Denmark	4.30%
France	25.28%
Germany	8.14%
Ireland	1.12%
Japan	22.16%
Netherlands	4.22%
Sweden	10.28%
Switzerland	12.55%
United Kingdom	9.27%
Exchange-Traded Fund	0.60%
Short-Term Investments	0.71%
Securities Lending Collateral	4.75%
Total Value of Securities	103.38%
Obligation to Return Securities Lending Collateral	(4.75%)
Receivables and Other Assets Net of Liabilities	1.37%
Total Net Assets	100.00%

Security type / country and sector allocations

Delaware International Value Equity Fund

Common stock by sector	Percentage of net assets
Communication Services	11.69%
Consumer Discretionary	23.44%
Consumer Staples	22.52%
Healthcare	17.41%
Industrials	17.61%
Materials	4.65%
Total	97.32%

Schedules of investments
Delaware Emerging Markets Fund	May 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.81%Δ
Argentina – 1.06%
Arcos Dorados Holdings Class A	3,900,000	$25,350,000
Cablevision Holding GDR †	443,972	2,107,535
Cresud ADR †	1,582,280	15,791,154
Grupo Clarin GDR Class B 144A #†	131,213	216,620
IRSA Inversiones y Representaciones ADR †	1,184,728	11,017,970
IRSA Propiedades Comerciales ADR	32,849	573,215

		55,056,494

Austria – 0.11%
ams †	174,050	5,771,665

		5,771,665

Bahrain – 0.02%
Aluminum Bahrain GDR 144A #†	221,400	1,227,397

		1,227,397

Brazil – 11.12%
AES Tiete Energia	508,806	1,475,608
Atacadao	4,268,300	25,094,530
B2W Cia Digital †	13,015,600	104,617,037
Banco Bradesco ADR	4,944,000	46,275,840
Banco Santander Brasil ADR	3,800,000	43,776,000
BRF ADR †	6,850,000	48,224,000
Centrais Eletricas Brasileiras	2,140,204	18,838,835
Cia Brasileira de Distribuicao ADR	1,161,295	25,641,394
Embraer ADR	522,544	10,048,521
Hypera	1,800,000	13,807,515
Itau Unibanco Holding ADR	9,170,000	81,613,000
Petroleo Brasileiro ADR	2,717,900	39,219,297
Rumo †	1,905,351	9,415,195
Telefonica Brasil ADR	2,500,000	30,600,000
TIM Participacoes ADR	2,270,179	31,487,383
Vale ADR	3,950,000	49,256,500

		579,390,655

Chile – 0.71%
Cia Cervecerias Unidas ADR	365,790	9,806,830
Latam Airlines Group ADR	236,800	2,088,576
Sociedad Quimica y Minera de Chile ADR	830,000	25,173,900

		37,069,306

China/Hong Kong – 29.91%
58.com ADR †	90,000	5,132,700
Alibaba Group Holding ADR †	1,280,000	191,052,800
Baidu ADR †	625,000	68,750,000
BeiGene †	1,615,700	15,017,361
BeiGene ADR †	58,827	6,937,468

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
Bitauto Holdings ADR †	454,200	$4,878,108
China Mengniu Dairy †	8,120,000	29,623,150
China Mobile	13,698,500	119,655,822
China Petroleum & Chemical Class H	30,000,000	19,932,735
CNOOC	19,311,000	31,374,259
Ctrip.com International ADR †	830,000	28,684,800
Genscript Biotech †	10,246,000	22,197,296
Guangshen Railway Class H	11,000,000	3,855,571
Industrial & Commercial Bank of China Class H	80,000,000	57,178,986
JD.com ADR †	2,910,000	74,961,600
Kunlun Energy	21,000,000	19,301,319
Kweichow Moutai Class A	969,961	124,625,919
NIO ADR †	550,000	1,677,500
PetroChina Class H	31,688,000	17,583,112
Ping An Insurance Group Co. of China Class H	4,000,000	44,384,849
SINA †	2,120,000	85,351,200
Sinofert Holdings †	28,000,000	3,254,430
Sogou ADR †	1,500,000	6,255,000
Sohu.com ADR †	2,219,642	29,920,774
Tencent Holdings	4,750,000	198,063,867
Tencent Music Entertainment Group ADR †	1,217	16,113
Tianjin Development Holdings	15,885,550	5,114,857
Tingyi Cayman Islands Holding	23,086,000	37,528,047
Tsingtao Brewery Class H	13,046,073	79,270,854
Uni-President China Holdings	37,019,000	39,367,721
Weibo ADR †	560,000	23,251,200
Wuliangye Yibin Class A	10,299,780	150,510,736
YY ADR †	170,000	11,636,500
ZhongAn Online P&C Insurance Class H 144A #†	739,600	2,115,293

		1,558,461,947

Cyprus – 0.13%
QIWI ADR	385,284	6,480,477

		6,480,477

France – 0.38%
Pernod Ricard	110,000	19,393,861
Vallourec †	258,011	586,274

		19,980,135

India – 10.42%
Aurobindo Pharma	1,500,000	14,506,023
Glenmark Pharmaceuticals	1,167,988	9,156,242
Indiabulls Real Estate GDR †	102,021	183,638

	Number of shares	Value (US $)
Common StockΔ (continued)
India (continued)
Lupin	2,500,000	$26,744,749
Oil & Natural Gas	1,200,000	2,963,610
RattanIndia Infrastructure GDR †	300,961	9,501
Reliance Industries	14,511,110	278,318,506
Reliance Industries GDR 144A #	3,775,184	145,319,498
Tata Chemicals	1,866,909	16,931,638
Tata Motors †	3,000,000	7,472,473
Tata Motors ADR †	1,000,000	12,510,000
United Breweries	484,517	9,365,851
Wockhardt †	1,200,000	6,735,716
Zee Entertainment Enterprises	2,530,000	12,987,433

		543,204,878

Indonesia – 0.69%
Astra Agro Lestari	9,132,500	6,747,985
Astra International	56,000,000	29,351,672

		36,099,657

Israel – 0.24%
Teva Pharmaceutical Industries ADR †	1,450,000	12,542,500

		12,542,500

Japan – 0.47%
LINE ADR †	848,000	24,676,800

		24,676,800

Malaysia – 0.07%
UEM Sunrise	17,000,000	3,483,830

		3,483,830

Mexico – 5.77%
America Movil ADR Class L	1,500,000	21,045,000
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander ADR	8,042,900	58,874,028
Cemex ADR †	3,623,267	14,927,860
Coca-Cola Femsa ADR	1,585,781	98,794,156
Fomento Economico Mexicano ADR	154,722	14,398,429
Grupo Financiero Banorte Class O	4,000,000	21,797,309
Grupo Lala	3,900,027	4,537,055
Grupo Televisa ADR	6,017,000	55,897,930
Kimberly-Clark de Mexico Class A †	5,880,600	10,606,759

		300,878,526

Netherlands – 0.30%
VEON ADR	6,768,100	15,566,630

		15,566,630

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
Peru – 0.94%
Cia de Minas Buenaventura ADR	3,217,400	$48,807,958

		48,807,958

Republic of Korea – 16.02%
Hyundai Motor	80,000	9,031,337
KB Financial Group ADR	245,928	9,079,662
Kia Motors	380,000	12,552,731
LG Display †	1,000,000	14,317,345
LG Electronics	320,000	21,088,895
LG Uplus	2,403,542	28,179,793
Lotte	433,093	15,324,170
Lotte Chilsung Beverage	56,600	8,131,720
Lotte Confectionery	77,164	10,371,820
NAVER	26,250	2,455,640
Samsung Electronics	6,375,000	226,961,652
Samsung Life Insurance	360,939	24,458,964
Shinhan Financial Group	500,000	18,597,755
SK Hynix	3,490,000	190,803,831
SK Telecom	517,409	108,692,852
SK Telecom ADR	5,800,000	134,734,000

		834,782,167

Russia – 7.04%
ENEL RUSSIA PJSC GDR	21,161	18,046
Etalon Group GDR 144A #	1,616,300	3,025,714
Gazprom PJSC ADR	14,600,000	95,629,985
LUKOIL PJSC ADR	610,000	49,013,110
Mail.Ru Group GDR †	500,000	11,430,000
Mobile TeleSystems PJSC ADR	1,200,000	9,384,000
Rosneft Oil PJSC GDR	14,555,684	96,657,602
Sberbank of Russia PJSC	12,000,000	42,792,241
Sberbank of Russia PJSC ADR	800,000	11,528,606
Surgutneftegas PJSC ADR	2,014,441	7,559,190
T Plus PJSC =†	36,096	0
X5 Retail Group GDR	380,000	11,179,600
Yandex Class A †	800,000	28,736,000

		366,954,094

South Africa – 0.63%
Impala Platinum Holdings †	3,000,000	11,958,276
MultiChoice Group †	80,000	669,438
Naspers	80,000	18,036,123
Sun International †	364,166	1,350,036
Tongaat Hulett	838,307	961,107

		32,974,980

	Number of shares	Value (US $)

Common StockΔ (continued)

Taiwan – 7.98%
FIT Hon Teng 144A #	20,213,000	$8,080,997
Hon Hai Precision Industry	36,000,000	84,136,016
MediaTek	9,000,000	88,508,183
Taiwan Semiconductor Manufacturing	31,000,000	229,100,741
United Microelectronics	14,262,000	5,801,092
		415,627,029
Turkey – 0.82%
Akbank T.A.S. †	19,500,000	20,063,845
Turk Telekomunikasyon †	951,192	757,374
Turkcell Iletisim Hizmetleri	2,427,827	4,853,932
Turkcell Iletisim Hizmetleri ADR	2,066,701	10,230,170
Turkiye Sise ve Cam Fabrikalari	7,651,443	6,832,456
		42,737,777
United Kingdom – 0.06%
Griffin Mining †	3,056,187	3,287,373
		3,287,373
United States – 1.92%
Altaba †	500,000	29,600,000
Micron Technology †	2,163,400	70,548,474
		100,148,474

Total Common Stock (cost $5,210,909,823)		5,045,210,749

Preferred Stock – 2.85%
Brazil – 1.62%
Braskem Class A 5.53%	1,470,000	15,940,188
Gerdau 2.28%	2,764,900	9,780,148
Petroleo Brasileiro ADR 3.64%	4,000,000	51,920,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A 1.81%	3,235,733	6,786,550
		84,426,886
Republic of Korea – 0.66%
Samsung Electronics 3.93%	1,183,100	34,474,426
		34,474,426
Russia – 0.57%
Transneft PJSC 4.68%	12,000	29,602,676
		29,602,676
Total Preferred Stock (cost $102,803,272)		148,503,988

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (US $)

Exchange-Traded Fund – 0.13%

iShares MSCI Turkey ETF	290,275	$6,624,075

Total Exchange-Traded Fund (cost $13,207,352)		6,624,075

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO =†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	254,590	0

Total Participation Notes (cost $8,559,057)		0

Total Value of Securities – 99.79% (cost $5,335,479,504)		$5,200,338,812

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2019, the aggregate value of Rule 144A securities was $159,985,519, which represents 3.07% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 5 in “Security type / country and sector allocations.”

†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Public Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Global Value Fund	May 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.02%Δ
Denmark – 3.40%
Novo Nordisk Class B	9,740	$458,348

		458,348

France – 21.24%
Air Liquide	4,013	498,976
Danone	4,101	327,585
LVMH Moet Hennessy Louis Vuitton	1,049	395,834
Orange	34,232	529,740
Publicis Groupe	11,066	605,189
Sodexo	4,377	503,646

		2,860,970

Germany – 5.98%
adidas	1,389	396,529
Fresenius Medical Care	5,620	409,539

		806,068
Ireland – 0.83%
Kerry Group Class A	968	111,384

		111,384
Japan – 19.99%
Asahi Group Holdings	2,400	105,384
Astellas Pharma	23,900	320,282
Bridgestone	12,500	464,909
Kao	1,200	93,121
KDDI	22,900	586,536
Kirin Holdings	4,500	97,325
Lawson	1,900	88,810
Makita	13,200	459,419
Mitsubishi Tanabe Pharma	15,900	186,978
Secom	1,500	128,011
Seven & i Holdings	4,800	161,560

		2,692,335

Netherlands – 1.83%
Koninklijke Ahold Delhaize	11,007	246,873

		246,873
Sweden – 8.94%
Hennes & Mauritz Class B	23,706	354,352
Securitas Class B	29,523	488,646
SKF Class B *	23,325	361,828

		1,204,826

Switzerland – 9.31%
Nestle	3,724	369,416

Schedules of investments

Delaware Global Value Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
Switzerland (continued)
Roche Holding	2,208	$579,936
Swatch Group *	1,215	305,494
		1,254,846
United Kingdom – 8.03%
Diageo	5,240	220,402
G4S	192,249	507,865
Next	4,840	352,814
		1,081,081
United States – 20.47%
Clorox *	1,400	208,334
Conagra Brands	6,300	168,651
General Mills	6,900	341,136
Hormel Foods *	4,200	165,858
Kimberly-Clark	2,900	370,881
Lamb Weston Holdings	1,400	82,950
Merck & Co.	7,300	578,233
Mondelez International Class A	2,100	106,785
Pfizer	13,210	548,479
Waste Management	1,700	185,895
		2,757,202

Total Common Stock (cost $13,951,911)		13,473,933

Exchange-Traded Fund – 0.56%
Vanguard S&P 500 ETF	300	75,861

Total Exchange-Traded Fund (cost $80,159)		75,861

Total Value of Securities Before Securities Lending Collateral – 100.58% (cost $14,032,070)		13,549,794

	Principal amount°
Security Lending Collateral – 5.21%**
Repurchase Agreements – 5.21%
Bank of America 2.46%, dated 5/31/19, to be repurchased on 6/3/19, repurchase price $48,352 (collateralized by US government obligations 2.50% 3/31/23; market value $49,319)	48,352	48,352
Bank of Montreal 2.46%, dated 5/31/19, to be repurchased on 6/3/19, repurchase price $163,636 (collateralized by US government obligations 0.00%-6.25% 7/15/19-11/30/23; market value $166,874)	163,602	163,602

	Principal amount°	Value (US $)
Security Lending Collateral** (continued)
Repurchase Agreements (continued)
Bank of Nova Scotia 2.48%, dated 5/31/19, to be repurchased on 6/3/19, repurchase price $163,636 (collateralized by US government obligations 0.00%–3.625% 8/15/19–7/15/23; market value $166,909)	163,602	$163,602
Credit Agricole 2.48%, dated 5/31/19, to be repurchased on 6/3/19, repurchase price $163,636 (collateralized by US government obligations 0.125% 4/15/20; market value $166,874)	163,602	163,602
JP Morgan Securities 2.48%, dated 5/31/19, to be repurchased on 6/3/19, repurchase price $163,636 (collateralized by US government obligations 0.00%-2.875% 6/13/19–5/31/24; market value $166,874)	163,602	163,602

Total Securities Lending Collateral (cost $702,760)		702,760

Total Value of Securities – 105.79% (cost $14,734,830)		$14,252,554∎

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.

∎	Includes $1,036,120 of securities loaned.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 7 in “Security type / country and sector allocations.”

Summary of abbreviations:

ETF – Exchange-Traded Fund

S&P – Standard & Poor’s

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware International Small Cap Fund	May 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 94.62%Δ
Australia – 3.09%
Afterpay Touch Group †	62,050	$1,031,150
Cleanaway Waste Management	689,660	1,062,915
Technology One	115,939	571,913

		2,665,978

Austria – 2.28%
CA Immobilien Anlagen	37,989	1,411,110
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,565	552,066

		1,963,176

Belgium – 1.17%
Fagron	52,808	1,007,473

		1,007,473

Brazil – 2.56%
Azul ADR †	27,600	821,652
Construtora Tenda	168,400	866,473
Rumo †	104,700	517,370

		2,205,495

Canada – 9.75%
ATS Automation Tooling Systems †	77,566	1,168,425
Canada Goose Holdings †	17,200	579,399
Capital Power	46,100	1,033,805
Descartes Systems Group †	44,300	1,776,785
Enerplus	57,900	422,384
Entertainment One	227,714	1,255,518
Granite Real Estate Investment Trust	19,175	857,030
Quebecor Class B	39,200	925,185
SSR Mining †	33,300	388,779

		8,407,310

Chile – 1.07%
Geopark †	58,275	921,328

		921,328

China/Hong Kong – 2.94%
China Resources Cement Holdings	874,000	757,826
CIFI Holdings Group	620,000	371,265
Lonking Holdings	2,401,000	636,727
YY ADR †	11,283	772,321

		2,538,139

Denmark – 1.35%
Royal Unibrew	16,354	1,161,781

		1,161,781

	Number of shares	Value (US $)

Common StockΔ (continued)

Finland – 0.87%
Valmet	32,739	$754,888

		754,888

France – 5.08%
Alten	15,876	1,610,277
Remy Cointreau	6,679	917,758
SOITEC †	10,680	892,471
Solutions 30 †	96,958	962,632

		4,383,138

Germany – 3.70%
Evotec †	74,477	1,792,516
TAG Immobilien †	59,391	1,393,849

		3,186,365

India – 2.07%
United Breweries	46,129	891,686
Varun Beverages	66,613	894,619

		1,786,305

Indonesia – 0.45%
Ace Hardware Indonesia	3,187,500	387,549

		387,549

Ireland – 5.90%
C&C Group	249,180	1,029,974
Dalata Hotel Group	181,330	1,071,546
Glanbia	31,885	530,490
Hibernia REIT	582,650	889,140
Keywords Studios	72,557	1,565,083

		5,086,233

Israel – 2.19%
Israel Discount Bank Class A	495,238	1,889,813

		1,889,813

Italy – 1.13%
Reply	15,205	976,388

		976,388

Japan – 16.61%
Anritsu	90,300	1,427,962
Daifuku	29,400	1,462,490
Fancl	61,200	1,641,312
GMO Payment Gateway	22,900	1,527,815
Japan Elevator Service Holdings	47,400	951,074
Kusuri no Aoki Holdings	13,000	826,695
Matsumotokiyoshi Holdings	35,900	1,054,452

Schedules of investments

Delaware International Small Cap Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

Japan (continued)
NET One Systems	42,700	$1,135,361
Persol Holdings	43,800	926,850
SMS	53,400	1,289,074
Taiyo Yuden	23,900	432,518
TechnoPro Holdings	32,400	1,645,320

		14,320,923

Mexico – 0.82%
Alpek	628,100	708,260

		708,260

Netherlands – 1.31%
IMCD	13,861	1,129,570

		1,129,570

Norway – 5.83%
BW Offshore †	167,856	1,064,091
Leroy Seafood Group	120,308	824,975
Norway Royal Salmon	15,677	354,831
Scatec Solar	111,108	1,075,896
TGS NOPEC Geophysical	32,947	823,915
Tomra Systems	29,515	887,344

		5,031,052

Poland – 0.52%
Dino Polska †	13,861	449,679

		449,679

Portugal – 1.08%
NOS SGPS	147,115	929,123

		929,123

Republic of Korea – 1.32%
Dentium	9,874	568,059
Douzone Bizon	10,303	566,446

		1,134,505

South Africa – 0.92%
Foschini Group	65,861	795,610

		795,610

Spain – 0.61%
CIE Automotive	21,652	522,541

		522,541

Sweden – 2.77%
Evolution Gaming Group	125,730	2,392,390

		2,392,390

	Number of shares	Value (US $)

Common StockΔ (continued)

Switzerland – 0.78%
Logitech International	18,439	$671,408
		671,408
Taiwan – 1.51%
Makalot Industrial	198,000	1,298,164
		1,298,164
United Kingdom – 14.94%
Abcam	79,466	1,428,573
Beazley	168,779	1,193,385
boohoo Group †	286,418	814,882
Burford Capital	80,248	1,680,618
Clinigen Group	51,013	650,232
Coats Group	745,764	732,581
Countryside Properties	171,286	654,359
Dechra Pharmaceuticals	24,186	832,571
Drax Group	192,571	717,656
Fevertree Drinks	33,513	1,123,710
Future	44,033	621,263
GB Group	103,982	816,362
Ibstock	198,482	597,172
Rotork	188,895	686,455
Smart Metering Systems	52,554	327,454
		12,877,273

Total Common Stock (cost $75,497,579)		81,581,857

Short-Term Investments – 4.18%

Money Market Mutual Funds – 4.18%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.30%)	720,422	720,284
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.27%)	720,422	720,284
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.30%)	720,422	720,282
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.29%)	720,422	720,284
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.24%)	720,422	720,280

Total Short-Term Investments (cost $3,601,414)		3,601,414

Total Value of Securities – 98.80% (cost $79,098,993)		$85,183,271

Schedules of investments

Delaware International Small Cap Fund

Δ Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 9 in “Security type / country and sector allocations.”

†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at May 31, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	GBP	(3,445)	USD	4,345	6/4/19	$(11)
BNYM	NOK	(58,316)	USD	6,642	6/4/19	(22)

Total Foreign Currency Exchange Contracts						$(33)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – The Bank of New York Mellon

GBP – British Pound Sterling

GS – Goldman Sachs

NOK – Norwegian Krone

REIT – Real Estate Investment Trust

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware International Value Equity Fund	May 31, 2019 (Unaudited)

	Number of shares	Value (US $)

Common Stock - 97.32%Δ

Denmark – 4.30%
Novo Nordisk Class B	261,439	$ 12,302,885

		12,302,885

France – 25.28%
Air Liquide	107,114	13,318,549
Danone	176,358	14,087,347
LVMH Moet Hennessy Louis Vuitton	20,081	7,577,444
Orange	855,415	13,237,529
Publicis Groupe	229,494	12,550,800
Sodexo	100,894	11,609,514

		72,381,183

Germany – 8.14%
adidas	40,027	11,426,826
Fresenius Medical Care	162,943	11,873,926

		23,300,752

Ireland – 1.12%
Kerry Group Class A	27,873	3,207,247

		3,207,247

Japan – 22.16%
Asahi Group Holdings	69,400	3,047,361
Astellas Pharma	629,500	8,435,892
Bridgestone	269,400	10,019,709
Kao	37,900	2,941,086
KDDI	300,100	7,686,445
Kirin Holdings	133,500	2,887,306
Lawson	49,600	2,318,395
Makita	330,900	11,516,792
Mitsubishi Tanabe Pharma	394,800	4,642,708
Secom	53,000	4,523,045
Seven & i Holdings	161,200	5,425,724

		63,444,463

Netherlands – 4.22%
Koninklijke Ahold Delhaize	538,557	12,079,162

		12,079,162

Sweden – 10.28%
Hennes & Mauritz Class B	495,859	7,411,987
Securitas Class B	830,930	13,753,039
SKF Class B *	532,395	8,258,758

		29,423,784

Switzerland – 12.55%
Nestle	152,626	15,140,308

Schedules of investments

Delaware International Value Equity Fund

	Number of shares		Value (US $)

Common StockΔ (continued)

Switzerland (continued)
Roche Holding	47,879		$12,575,521
Swatch Group *	32,667		8,213,628

			35,929,457

United Kingdom – 9.27%
Diageo	79,200		3,331,273
G4S	4,681,568		12,367,309
Next	148,796		10,846,542

			26,545,124

Total Common Stock (cost $293,374,880)			278,614,057

Exchange-Traded Fund – 0.60%

Vanguard FTSE Developed Markets ETF*	42,900		1,709,136

Total Exchange-Traded Fund (cost $1,806,845)			1,709,136

Short-Term Investments – 0.71%

Money Market Mutual Funds – 0.71%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.30%)	407,644		407,633
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.27%)	407,644		407,632
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.30%)	407,644		407,632
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.29%)	407,644		407,633
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.24%)	407,644		407,632

Total Short-Term Investments (cost $2,038,162)			2,038,162

Total Value of Securities Before Securities Lending Collateral – 98.63% (cost $297,219,887)			282,361,355

	Principal amount	°

Security Lending Collateral – 4.75%**

Certificates of Deposit – 0.43%≠
Commonwealth Bank of Australia (London) 2.40% 6/3/19	612,000		612,000
Royal Bank of Canada (Toronto) 2.40% 6/3/19	612,000		612,000

			1,224,000

	Principal amount°	Value (US $)

Security Lending Collateral** (continued)

Repurchase Agreements – 4.32%
Bank of Montreal 2.46%, dated 5/31/19, to be repurchased on 6/3/19, repurchase price $2,881,338 (collateralized by US government obligations 0.00%–6.25% 7/15/19–11/30/23; market value $2,938,370)	2,880,747	$2,880,747
Bank of Nova Scotia 2.48%, dated 5/31/19, to be repurchased on 6/3/19, repurchase price $3,167,481 (collateralized by US government obligations 0.00%–3.625% 8/15/19–7/15/23; market value $3,230,839)	3,166,827	3,166,827
Credit Agricole 2.48%, dated 5/31/19, to be repurchased on 6/3/19, repurchase price $3,167,481 (collateralized by US government obligations 0.125% 4/15/20; market value $3,230,165)	3,166,827	3,166,827
JP Morgan Securities 2.48%, dated 5/31/19, to be repurchased on 6/3/19, repurchase price $3,167,481 (collateralized by US government obligations 0.00%–2.875% 6/13/19–5/31/24; market value $3,230,164)	3,166,827	3,166,827

		12,381,228

Total Securities Lending Collateral (cost $13,605,228)		13,605,228

Total Value of Securities – 103.38% (cost $310,825,115)		$295,966,583∎

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.

≠	The rate shown is the effective yield at the time of purchase.

∎	Includes $14,510,525 of securities loaned.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 11 in “Security type / country and sector allocations.”

Schedules of investments

Delaware International Value Equity Fund

The following foreign currency exchange contract was outstanding at May 31, 2019:1

Foreign Currency Exchange Contract

Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CHF	(31,110)	USD	30,875	6/3/19	$(205)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
BNYM – The Bank of New York Mellon
CHF – Swiss Franc
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange 100 Index
GS – Goldman Sachs
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of assets and liabilities

May 31, 2019 (Unaudited)

	Delaware Emerging Markets Fund	Delaware Global Value Fund
Assets:
Investments, at value1, [2]	$5,200,338,812	$13,549,794
Short-term investments held as collateral for loaned securities, at value[3]	—	702,760
Foreign currencies, at value[4]	34,264,635	31,723
Dividends and interest receivable	11,986,636	40,220
Receivable for fund shares sold	8,755,435	162
Foreign tax reclaims receivable	500,480	28,377
Securities lending income receivable	—	111
Investment management fees receivable	—	5,424

Total assets	5,255,845,998	14,358,571

Liabilities:
Cash due to custodian	23,912,625	89,587
Payable for fund shares redeemed	8,560,969	23,423
Obligation to return securities lending collateral	—	701,903
Investment management fees payable to affiliates	5,257,662	—
Custody fees payable	1,227,462	8,573
Dividend disbursing and transfer agent fees and expenses payable	774,610	—
Other accrued expenses	456,204	18,346
Distribution fees payable to affiliates	219,856	3,430
Dividend disbursing and transfer agent fees and expenses payable to affiliates	45,627	116
Trustees’ fees and expenses payable	45,610	111
Accounting and administration expenses payable to affiliates	17,806	384
Legal fees payable to affiliates	8,150	1,047
Reports and statements to shareholders payable to affiliates	5,167	13
Income distributions payable	366	—
Audit and tax fees payable	—	19,235
Registrar and transfer agent fees payable	—	19,314
Other liabilities	3,921,609	1,006

Total liabilities	44,453,723	886,488

Total Net Assets	$5,211,392,275	$13,472,083

Net Assets Consist of:
Paid-in capital	$5,474,796,636	$11,365,885
Total distributable earnings (loss)	(263,404,361)	2,106,198

Total Net Assets	$5,211,392,275	$13,472,083

	Delaware Emerging Markets Fund	Delaware Global Value Fund
Net Asset Value
Class A:
Net assets	$328,846,165	$10,905,914
Shares of beneficial interest outstanding, unlimited authorization, no par	19,233,104	946,375
Net asset value per share	$17.10	$11.52
Sales charge	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$18.14	$12.22

Class C:
Net assets	$142,639,208	$1,219,111
Shares of beneficial interest outstanding, unlimited authorization, no par	8,995,703	107,129
Net asset value per share	$15.86	$11.38

Class R:
Net assets	$43,741,497	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	2,539,249	—
Net asset value per share	$17.23	$—

Institutional Class:
Net assets	$4,190,429,474	$1,347,058
Shares of beneficial interest outstanding, unlimited authorization, no par	243,525,330	116,533
Net asset value per share	$17.21	$11.56

Class R6:
Net assets	$505,735,931	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	29,387,313	—
Net asset value per share	$17.21	$—

[1] Investments, at cost	$5,335,479,504	$14,032,070
[2] Including securities on loan	—	1,036,120
[3] Short-term investments held as collateral for loaned securities, at cost	—	702,760
[4] Foreign currencies, at cost	35,516,919	32,832

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Assets:
Investments, at value[1,2]	$85,183,271	$282,361,355
Short-term investments held as collateral for loaned securities, at value[3]	—	13,605,228
Foreign currencies, at value[4]	996,807	753,363
Dividends and interest receivable	267,241	1,054,371
Foreign tax reclaims receivable	98,995	1,266,612
Receivable for fund shares sold	82,640	1,569,461
Securities lending income receivable	—	1,585

Total assets	86,628,954	300,611,975

Liabilities:
Payable for fund shares redeemed	268,440	323,045
Obligation to return securities lending collateral	—	13,590,384
Investment management fees payable to affiliates	50,488	207,227
Custody fees payable	33,346	46,014
Audit and tax fees payable	19,235	—
Dividend disbursing and transfer agent fees and expenses payable	16,015	—
Other accrued expenses	15,925	89,685
Distribution fees payable to affiliates	6,079	21,762
Dividend disbursing and transfer agent fees and expenses payable to affiliates	744	2,428
Trustees’ fees and expenses payable	723	2,334
Accounting and administration expenses payable to affiliates	625	1,269
Legal fees payable to affiliates	126	1,441
Reports and statements to shareholders payable to affiliates	85	6,964
Reports and statements to shareholders payable	—	282
Unrealized depreciation on foreign currency exchange contracts	33	205
Other liabilities	—	15,777

Total liabilities	411,864	14,308,817

Total Net Assets	$86,217,090	$286,303,158

Net Assets Consist of:
Paid-in capital	$98,415,757	$292,646,406
Total distributable earnings (loss)	(12,198,667)	(6,343,248)

Total Net Assets	$86,217,090	$286,303,158

	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Net Asset Value
Class A:
Net assets	$10,936,958	$61,484,527
Shares of beneficial interest outstanding, unlimited authorization, no par	1,658,512	4,505,101
Net asset value per share	$6.59	$13.65
Sales charge	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$6.99	$14.48

Class C:
Net assets	$3,999,518	$7,887,350
Shares of beneficial interest outstanding, unlimited authorization, no par	722,746	583,118
Net asset value per share	$5.53	$13.53

Class R:
Net assets	$93,530	$3,588,506
Shares of beneficial interest outstanding, unlimited authorization, no par	14,979	263,707
Net asset value per share	$6.24	$13.61

Institutional Class:
Net assets	$67,457,214	$213,340,939
Shares of beneficial interest outstanding, unlimited authorization, no par	9,746,423	15,575,174
Net asset value per share	$6.92	$13.70

Class R6:
Net assets	$3,729,870	$1,836
Shares of beneficial interest outstanding, unlimited authorization, no par	537,665	134
Net asset value per share	$6.94	$13.70

[1]Investments, at cost	$79,098,993	$297,219,887
[2]Including securities on loan	—	14,510,525
[3]Short-term investments held as collateral for loaned securities, at cost	—	13,605,228
[4]Foreign currencies, at cost	1,002,116	776,721

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware International Funds	Six months ended May 31, 2019 (Unaudited)

	Delaware Emerging Markets Fund	Delaware Global Value Fund
Investment Income:
Dividends	$50,658,719	$247,335
Interest	181,615	152
Securities lending income	—	563
Foreign tax withheld	(6,280,622)	(17,456)

	44,559,712	230,594

Expenses:
Management fees	30,244,122	58,652
Distribution expenses — Class A	438,927	13,943
Distribution expenses — Class C	759,063	6,418
Distribution expenses — Class R	118,632	—
Dividend disbursing and transfer agent fees and expenses	3,419,858	10,111
Custodian fees	1,052,815	5,588
Accounting and administration expenses	499,429	19,036
Reports and statements to shareholders	380,221	4,136
Registration fees	280,015	29,794
Trustees’ fees and expenses	162,000	421
Legal fees	153,339	3,643
Audit and tax	19,335	19,024
Other	91,469	8,882

	37,619,225	179,648
Less expenses waived	—	(73,179)
Less expenses paid indirectly	(1,212)	(43)

Total operating expenses	37,618,013	106,426

Net Investment Income	6,941,699	124,168

	Delaware Emerging Markets Fund	Delaware Global Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(37,124,889)	$2,522,500
Foreign currencies	(307,041)	6,948
Foreign currency exchange contracts	(324,001)	(16,293)

Net realized gain (loss)	(37,755,931)	2,513,155

Net change in unrealized appreciation (depreciation) of:
Investments[1]	(100,129,797)	(2,430,281)
Foreign currencies	(1,350,128)	(999)
Foreign currency exchange contracts	689	65

Net change in unrealized appreciation (depreciation)	(101,479,236)	(2,431,215)

Net Realized and Unrealized Gain (Loss)	(139,235,167)	81,940

Net Increase (Decrease) in Net Assets Resulting from Operations	$(132,293,468)	$206,108

1Includes $3,276,349 decrease in capital gains tax accrued for Delaware Emerging Markets Fund.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware International Funds

	Delaware International Small Cap Fund	Delaware International Value Equity Fund

Investment Income:
Dividends	$919,748	$6,036,838
Interest	10,439	16,074
Securities lending income	—	5,654
Foreign tax withheld	(71,164)	(653,670)

	859,023	5,404,896

Expenses:
Management fees	351,576	1,236,363
Distribution expenses — Class A	14,891	78,583
Distribution expenses — Class C	22,383	41,859
Distribution expenses — Class R	225	9,101
Dividend disbursing and transfer agent fees and expenses	45,153	140,751
Registration fees	42,749	40,163
Accounting and administration expenses	27,731	46,474
Audit and tax	23,280	19,850
Custodian fees	19,690	35,702
Trustees’ fees and expenses	2,478	8,756
Reports and statements to shareholders	2,361	24,707
Legal fees	848	11,387
Other	16,306	16,807

	569,671	1,710,503
Less expenses waived	(82,769)	(2,927)
Less expenses paid indirectly	(62)	(330)

Total operating expenses	486,840	1,707,246

Net Investment Income	372,183	3,697,650

	Delaware International Small Cap Fund	Delaware International Value Equity Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(8,271,906)	$16,987,651
Foreign currencies	(16,354)	140,850
Foreign currency exchange contracts	(85,212)	(358,737)

Net realized gain (loss)	(8,373,472)	16,769,764

Net change in unrealized appreciation (depreciation) of:
Investments[1]	7,774,883	(10,988,308)
Foreign currencies	(6,147)	537
Foreign currency exchange contracts	7,760	2,429

Net change in unrealized appreciation (depreciation)	7,776,496	(10,985,342)

Net Realized and Unrealized Gain (Loss)	(596,976)	5,784,422

Net Increase (Decrease) in Net Assets Resulting from Operations	$(224,793)	$9,482,072

1Includes $1,976 decrease in capital gains taxes accrued for Delaware International Small Cap Fund.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Emerging Markets Fund

	Six months ended
	5/31/19 (Unaudited)	Year ended 11/30/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,941,699	$28,742,424
Net realized gain (loss)	(37,755,931)	42,378,112
Net change in unrealized appreciation (depreciation)	(101,479,236)	(748,559,711)

Net decrease in net assets resulting from operations	(132,293,468)	(677,439,175)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,109,027)	(7,215,373)
Class C	—	(2,019,144)
Class R	(10,954)	(825,273)
Institutional Class	(25,204,329)	(70,993,273)
Class R6	(2,783,290)	(3,193,234)

	(29,107,600)	(84,246,297)

Capital Share Transactions:
Proceeds from shares sold:
Class A	50,353,587	158,835,777
Class C	17,421,408	60,032,212
Class R	4,905,277	19,070,928
Institutional Class	1,050,069,920	2,551,509,956
Class R6	197,939,935	396,108,348

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,049,388	6,886,769
Class C	—	1,977,233
Class R	10,940	824,132
Institutional Class	18,467,408	51,476,055
Class R6	2,438,134	1,783,576

	1,342,655,997	3,248,504,986

	Six months ended 5/31/19 (Unaudited)	Year ended 11/30/18

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(67,640,744)	$(218,030,573)
Class C	(23,883,476)	(72,479,514)
Class R	(9,096,307)	(24,769,737)
Institutional Class	(933,012,380)	(1,684,995,838)
Class R6	(71,991,901)	(91,909,725)

	(1,105,624,808)	(2,092,185,387)

Increase in net assets derived from capital share transactions	237,031,189	1,156,319,599

Net Increase in Net Assets	75,630,121	394,634,127

Net Assets:
Beginning of period	5,135,762,154	4,741,128,027

End of period	$5,211,392,275	$5,135,762,154

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Global Value Fund

	Six months ended 5/31/19 (Unaudited)	Year ended 11/30/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$124,168	$195,831
Net realized gain	2,513,155	839,491
Net change in unrealized appreciation (depreciation)	(2,431,215)	(2,427,626)

Net increase (decrease) in net assets resulting from operations	206,108	(1,392,304)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(522,345)	(154,249)
Class C	(43,668)	(21,765)
Institutional Class	(70,601)	(32,141)

	(636,614)	(208,155)

Capital Share Transactions:
Proceeds from shares sold:
Class A	367,544	2,429,817
Class C	26,890	134,560
Institutional Class	112,045	459,948

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	514,672	150,793
Class C	43,655	21,614
Institutional Class	69,056	29,145

	1,133,862	3,225,877

	Six months ended 5/31/19 (Unaudited)	Year ended 11/30/18

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,087,807)	$(2,893,302)
Class C	(255,576)	(2,720,379)
Institutional Class	(286,232)	(1,084,835)

	(1,629,615)	(6,698,516)

Decrease in net assets derived from capital share transactions	(495,753)	(3,472,639)

Net Decrease in Net Assets	(926,259)	(5,073,098)

Net Assets:
Beginning of period	14,398,342	19,471,440

End of period	$13,472,083	$14,398,342

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware International Small Cap Fund

	Six months ended 5/31/19 (Unaudited)	Year ended 11/30/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 372,183	$ 175,425
Net realized loss	(8,373,472)	(10,170,341)
Net change in unrealized appreciation (depreciation)	7,776,496	(7,289,535)

Net decrease in net assets resulting from operations	(224,793)	(17,284,451)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(490,469)
Class C	—	(244,690)
Class R	—	(3,896)
Institutional Class	—	(556,829)
Class R6	—	(91)

	—	(1,295,975)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,742,377	6,491,912
Class C	446,842	2,511,719
Class R	22,378	22,376
Institutional Class	30,506,804	115,392,556
Class R6	1,084,018	3,174,669

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	449,810
Class C	—	244,369
Class R	—	3,894
Institutional Class	—	553,926
Class R6	—	91

	35,802,419	128,845,322

	Six months ended 5/31/19 (Unaudited)	Year ended 11/30/18

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,984,538)	$(6,893,181)
Class C	(1,117,798)	(2,134,434)
Class R	(14,899)	(14,613)
Institutional Class	(22,871,400)	(55,116,731)
Class R6	(111,117)	(61,988)

	(27,099,752)	(64,220,947)

Increase in net assets derived from capital share transactions	8,702,667	64,624,375

Net Increase in Net Assets	8,477,874	46,043,949

Net Assets:
Beginning of period	77,739,216	31,695,267

End of period	$86,217,090	$77,739,216

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware International Value Equity Fund

	Six months ended 5/31/19 (Unaudited)	Year ended 11/30/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,697,650	$6,776,753
Net realized gain	16,769,764	7,434,109
Net change in unrealized appreciation (depreciation)	(10,985,342)	(56,992,992)

Net increase (decrease) in net assets resulting from operations	9,482,072	(42,782,130)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,361,055)	(1,011,407)
Class C	(66,136)	(173,964)
Class R	(66,958)	(43,727)
Institutional Class	(5,128,519)	(3,888,352)
Class R6	(44)	—
	(6,622,712)	(5,117,450)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,170,650	18,799,750
Class C	690,997	2,110,748
Class R	622,759	2,755,456
Institutional Class	38,911,511	78,250,729
Class R6	—	2,000

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,331,758	988,979
Class C	66,055	171,678
Class R	66,958	43,727
Institutional Class	5,060,973	3,869,082
Class R6	44	—

	49,921,705	106,992,149

	Six months ended 5/31/19 (Unaudited)	Year ended 11/30/18

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,334,013)	$(14,584,318)
Class C	(1,798,755)	(13,153,666)
Class R	(662,329)	(2,134,461)
Institutional Class	(53,277,932)	(52,625,635)

	(63,073,029)	(82,498,080)

Increase (decrease) in net assets derived from capital share transactions	(13,151,324)	24,494,069

Net Decrease in Net Assets	(10,291,964)	(23,405,511)

Net Assets:
Beginning of period	296,595,122	320,000,633

End of period	$286,303,158	$296,595,122

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the year ended Nov. 30, 2016, net investment income distributions of $84,127 was made by the Fund’s Class A shares, which calculated to a de minimis amount of $0.004 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]	Year ended

(Unaudited)	11/30/18	11/30/17	11/30/16		11/30/15	11/30/14

$ 17.53	$ 20.10	$ 14.57	$ 12.80		$ 16.08	$ 16.23

—	0.07	0.19	0.05		(0.01)	0.01
(0.37)	(2.32)	5.44	1.72		(2.85)	(0.04)

(0.37)	(2.25)	5.63	1.77		(2.86)	(0.03)

(0.06)	(0.32)	(0.10)	—	[3]	(0.07)	(0.12)
—	—	—	—		(0.02)	—
—	—	—	—		(0.33)	—

(0.06)	(0.32)	(0.10)	—		(0.42)	(0.12)

$ 17.10	$ 17.53	$ 20.10	$ 14.57		$ 12.80	$ 16.08

(2.12% )	(11.40% )	38.94%	13.87%		(18.15% )	(0.20% )

$328,846	$353,094	$463,441	$461,124		$274,075	$423,620
1.62%	1.63%	1.66%	1.74%		1.75%	1.69%
1.62%	1.63%	1.66%	1.78%		1.75%	1.69%
0.05%	0.35%	1.10%	0.35%		(0.08% )	0.01%
0.05%	0.35%	1.10%	0.31%		(0.08% )	0.01%
6%	11%	11%	25%		12%	26%

Financial highlights

Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/19[1]		Year ended

(Unaudited)		11/30/18		11/30/17	11/30/16		11/30/15		11/30/14

$ 16.26		$ 18.68		$ 13.56	$ 12.00		$ 15.14		$ 15.30

(0.06)		(0.07)		0.06	(0.05)		(0.11)		(0.12)
(0.34)		(2.16)		5.07	1.61		(2.68)		(0.03)
(0.40)		(2.23)		5.13	1.56		(2.79)		(0.15)

—		(0.19)		(0.01)	—		—		(0.01)
—		—		—	—		(0.02)		—
—		—		—	—		(0.33)		—
—		(0.19)		(0.01)	—		(0.35)		(0.01)

$ 15.86		$ 16.26		$ 18.68	$ 13.56		$ 12.00		$ 15.14

(2.46%	)	(12.05%	)	37.87%	13.00%		(18.74%	)	(0.97%	)

$142,639		$152,857		$190,227	$120,306		$131,724		$198,428
2.37%		2.38%		2.41%	2.49%		2.50%		2.44%
2.37%		2.38%		2.41%	2.53%		2.50%		2.44%
(0.70%	)	(0.40%	)	0.35%	(0.40%	)	(0.83%	)	(0.74%	)
(0.70%	)	(0.40%	)	0.35%	(0.44%	)	(0.83%	)	(0.74%	)
6%		11%		11%	25%		12%		26%

Financial highlights

Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the six months ended May 31, 2019, net investment income distributions of $10,954, were made by the Fund’s Class R shares, which calculated to a de minimis amount of $0.004 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/19[1]		Year ended

(Unaudited)		11/30/18	11/30/17	11/30/16	11/30/15	11/30/14

$ 17.62		$ 20.21	$ 14.66	$ 12.90	$ 16.20	$ 16.35

(0.02)		0.02	0.15	0.02	(0.05)	(0.06)
(0.37)		(2.34)	5.47	1.74	(2.88)	(0.01)
(0.39)		(2.32)	5.62	1.76	(2.93)	(0.07)

—[3]		(0.27)	(0.07)	—	(0.02)	(0.08)
—		—	—	—	(0.02)	—
—		—	—	—	(0.33)	—
—		(0.27)	(0.07)	—	(0.37)	(0.08)

$ 17.23		$ 17.62	$ 20.21	$ 14.66	$ 12.90	$ 16.20

(2.19%	)	(11.64% )	38.51%	13.64%	(18.37% )	(0.44% )

$43,742		$ 48,875	$ 61,735	$ 36,591	$ 24,299	$14,173
1.87%		1.88%	1.91%	1.99%	2.00%	1.94%
1.87%		1.88%	1.91%	2.03%	2.00%	1.94%
(0.20%	)	0.10%	0.85%	0.10%	(0.33% )	(0.24% )
(0.20%	)	0.10%	0.85%	0.06%	(0.33% )	(0.24% )
6%		11%	11%	25%	12%	26%

Financial highlights

Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]	Year ended

(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$17.67	$20.26	$14.69	$12.90	$16.21	$16.36

0.03	0.12	0.25	0.08	0.02	0.04
(0.38)	(2.34)	5.46	1.75	(2.87)	(0.04)

(0.35)	(2.22)	5.71	1.83	(2.85)	—

(0.11)	(0.37)	(0.14)	(0.04)	(0.11)	(0.15)
—	—	—	—	(0.02)	—
—	—	—	—	(0.33)	—

(0.11)	(0.37)	(0.14)	(0.04)	(0.46)	(0.15)

$17.21	$17.67	$20.26	$14.69	$12.90	$16.21

(1.95% )	(11.21% )	39.23%	14.22%	(17.96% )	0.04%

$4,190,429	$4,189,528	$3,885,606	$1,346,361	$1,254,194	$2,464,277
1.37%	1.38%	1.41%	1.49%	1.50%	1.44%
1.37%	1.38%	1.41%	1.53%	1.50%	1.44%
0.30%	0.60%	1.35%	0.60%	0.17%	0.26%
0.30%	0.60%	1.35%	0.56%	0.17%	0.26%
6%	11%	11%	25%	12%	26%

Financial highlights

Delaware Emerging Markets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]	Year ended		5/2/16[2] to
(Unaudited)	11/30/18	11/30/17	11/30/16
$17.69	$20.27	$14.69	$13.55

0.04	0.14	0.28	0.08
(0.39)	(2.33)	5.45	1.06

(0.35)	(2.19)	5.73	1.14

(0.13)	(0.39)	(0.15)	—

(0.13)	(0.39)	(0.15)	—

$17.21	$17.69	$20.27	$14.69

(1.96% )	(11.04% )	39.43%	8.41%

$505,736	$391,408	$140,119	$268
1.25%	1.26%	1.28%	1.32%
1.25%	1.26%	1.28%	1.37%
0.42%	0.72%	1.47%	0.85%
0.42%	0.72%	1.47%	0.80%
6%	11%	11%	25% [6]

Financial highlights

Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/19[1]	Year ended

(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$11.95	$13.21	$11.46	$11.16	$11.71	$11.27

0.11	0.16	0.14	0.11	0.08	0.07
0.01	(1.26)	1.81	0.27	(0.58)	0.44

0.12	(1.10)	1.95	0.38	(0.50)	0.51

(0.18)	(0.16)	(0.20)	(0.08)	(0.05)	(0.07)
(0.37)	—	—	—	—	—

(0.55)	(0.16)	(0.20)	(0.08)	(0.05)	(0.07)

$11.52	$11.95	$13.21	$11.46	$11.16	$11.71

1.50%	(8.45% )	17.24%	3.45%	(4.27% )	4.57%

$10,906	$11,452	$12,977	$12,460	$14,457	$16,950
1.50%	1.55%	1.55%	1.55%	1.64%	1.55%
2.56%	2.25%	2.02%	1.88%	1.89%	1.80%
1.84%	1.22%	1.16%	1.01%	0.71%	0.58%
0.78%	0.52%	0.69%	0.69%	0.46%	0.32%
108%	19%	12%	12%	14%	43%

Financial highlights

Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $(0.005) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1] (Unaudited)	Year ended
	11/30/18	11/30/17	11/30/16		11/30/15		11/30/14
$11.66	$12.90	$11.20	$10.90		$11.48		$11.06

0.06	0.06	0.05	0.03		—	[3]	(0.02)
0.03	(1.23)	1.77	0.27		(0.58)		0.44

0.09	(1.17)	1.82	0.30		(0.58)		0.42

—	(0.07)	(0.12)	—		—		—
(0.37)	—	—	—		—		—

(0.37)	(0.07)	(0.12)	—		—		—

$11.38	$11.66	$12.90	$11.20		$10.90		$11.48

1.20%	(9.14% )	16.37%	2.75%		(5.05%	)	3.80%

$1,219	$1,437	$4,210	$4,116		$4,601		$5,361
2.25%	2.30%	2.30%	2.30%		2.39%		2.30%
3.31%	3.00%	2.77%	2.63%		2.64%		2.55%
1.09%	0.47%	0.41%	0.26%		(0.04%	)	(0.17%	)
0.03%	(0.23% )	(0.06% )	(0.06%	)	(0.29%	)	(0.43%	)
108%	19%	12%	12%		14%		43%

Financial highlights

Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/19[1]	Year ended

(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14

$ 12.01	$ 13.27	$ 11.51	$ 11.21	$ 11.77	$ 11.32

0.12	0.19	0.18	0.14	0.11	0.10
0.01	(1.26)	1.81	0.27	(0.59)	0.45
0.13	(1.07)	1.99	0.41	(0.48)	0.55

(0.21)	(0.19)	(0.23)	(0.11)	(0.08)	(0.10)
(0.37)	—	—	—	—	—
(0.58)	(0.19)	(0.23)	(0.11)	(0.08)	(0.10)

$ 11.56	$ 12.01	$ 13.27	$ 11.51	$ 11.21	$ 11.77

1.72%	(8.20% )	17.53%	3.71%	(4.09% )	4.88%

$ 1,347	$ 1,509	$ 2,284	$ 1,614	$ 2,042	$ 2,348
1.25%	1.30%	1.30%	1.30%	1.39%	1.30%
2.31%	2.00%	1.77%	1.63%	1.64%	1.55%
2.09%	1.47%	1.41%	1.26%	0.96%	0.83%
1.03%	0.77%	0.94%	0.94%	0.71%	0.57%
108%	19%	12%	12%	14%	43%

Financial highlights

Delaware International Small Cap Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/19[1]		Year ended

(Unaudited)		11/30/18	11/30/17	11/30/16		11/30/15		11/30/14

$ 6.66		$ 7.99	$ 19.03	$ 19.78		$ 20.06		$ 19.18

0.02		0.01	(0.02)	(0.02)		(0.05)		0.10
(0.09)		(1.02)	1.86	(0.06)		(0.15)		1.10
(0.07)		(1.01)	1.84	(0.08)		(0.20)		1.20

—		—	—	—		(0.08)		—
—		(0.32)	(12.88)	(0.67)		—		(0.32)
—		(0.32)	(12.88)	(0.67)		(0.08)		(0.32)

$ 6.59		$ 6.66	$ 7.99	$ 19.03		$ 19.78		$ 20.06

(1.05%	)	(13.19% )	39.78%	(0.38%	)	(1.02%	)	6.37%

$10,937		$ 10,154	$12,377	$15,158		$27,046		$28,583
1.34%		1.34%	1.38%	1.48%		1.45%		1.40%
1.54%		1.72%	2.48%	1.51%		1.45%		1.40%
0.74%		0.13%	(0.22%)	(0.09%	)	(0.23%	)	0.54%
0.54%		(0.25% )	(1.32%)	(0.12%	)	(0.23%	)	0.54%
53%		106%	142%	66%		41%		26%

Financial highlights

Delaware International Small Cap Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]		Year ended

(Unaudited)		11/30/18	11/30/17	11/30/16	11/30/15		11/30/14

$5.61		$6.83	$18.24	$19.13	$19.47		$18.76

—		(0.04)	(0.06)	(0.15)	(0.19)		(0.04)
(0.08)		(0.86)	1.53	(0.07)	(0.15)		1.07

(0.08)		(0.90)	1.47	(0.22)	(0.34)		1.03

—		(0.32)	(12.88)	(0.67)	—		(0.32)

—		(0.32)	(12.88)	(0.67)	—		(0.32)

$5.53		$5.61	$6.83	$18.24	$19.13		$19.47

(1.43%)		(13.86%)	38.77%	(1.15%)	(1.75%	)	5.59%

$3,999		$4,698	$5,199	$4,417	$5,424		$5,759
2.09%		2.09%	2.13%	2.23%	2.20%		2.15%
2.29%		2.47%	3.23%	2.26%	2.20%		2.15%
(0.01%	)	(0.62%)	(0.97%)	(0.84%)	(0.98%	)	(0.21% )
(0.21%	)	(1.00%)	(2.07%)	(0.87%)	(0.98%	)	(0.21% )
53%		106%	142%	66%	41%		26%

Financial highlights

Delaware International Small Cap Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]	Year ended

(Unaudited)	11/30/18		11/30/17		11/30/16	11/30/15	11/30/14
$6.31	$7.61		$18.77		$19.57	$19.85	$19.03

0.02	(0.01)		(0.03)		(0.06)	(0.09)	0.06
(0.09)	(0.97)		1.75		(0.07)	(0.16)	1.08

(0.07)	(0.98)		1.72		(0.13)	(0.25)	1.14

—	—		—		—	(0.03)	—
—	(0.32)		(12.88)		(0.67)	—	(0.32)

—	(0.32)		(12.88)		(0.67)	(0.03)	(0.32)

$6.24	$6.31		$7.61		$18.77	$19.57	$19.85

(1.11% )	(13.47%	)	39.45%		(0.65% )	(1.27% )	6.10%

$94	$87		$92		$51	$107	$141
1.59%	1.59%		1.63%		1.73%	1.70%	1.65%
1.79%	1.97%		2.73%		1.76%	1.70%	1.65%
0.49%	(0.12%	)	(0.47%	)	(0.34% )	(0.48% )	0.29%
0.29%	(0.50%	)	(1.57%	)	(0.37% )	(0.48% )	0.29%
53%	106%		142%		66%	41%	26%

Financial highlights

Delaware International Small Cap Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]	Year ended

(Unaudited)	11/30/18	11/30/17		11/30/16	11/30/15	11/30/14

$6.98	$8.34	$19.27		$19.97	$20.25	$19.32

0.03	0.03	—	[3]	0.03	— [3]	0.15
(0.09)	(1.07)	1.95		(0.06)	(0.16)	1.11

(0.06)	(1.04)	1.95		(0.03)	(0.16)	1.26

—	—	—		—	(0.12)	(0.01)
—	(0.32)	(12.88)		(0.67)	—	(0.32)

—	(0.32)	(12.88)		(0.67)	(0.12)	(0.33)

$6.92	$6.98	$8.34		$19.27	$19.97	$20.25

(0.86% )	(12.99% )	40.06%		(0.12% )	(0.77% )	6.66%

$67,457	$60,124	$14,025		$17,958	$94,047	$98,801
1.09%	1.09%	1.13%		1.23%	1.20%	1.15%
1.29%	1.47%	2.23%		1.26%	1.20%	1.15%
0.99%	0.38%	0.03%		0.16%	0.02%	0.79%
0.79%	0.00%	(1.07%	)	0.13%	0.02%	0.79%
53%	106%	142%		66%	41%	26%

Financial highlights

Delaware International Small Cap Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 5/31/19[1] (Unaudited)	Year ended 11/30/18	6/30/17[2] to 11/30/17

Net asset value, beginning of period	$6.99	$8.35	$7.07

Income (loss) from investment operations:
Net investment income (loss)[3]	0.04	0.04	—	[4]
Net realized and unrealized gain (loss)	(0.09)	(1.08)	1.28

Total from investment operations	(0.05)	(1.04)	1.28

Less dividends and distributions from:
Net realized gain	—	(0.32)	—

Total dividends and distributions	—	(0.32)	—

Net asset value, end of period	$6.94	$6.99	$8.35

Total return[5]	(0.72% )	(12.98% )	18.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,730	$2,676	$2
Ratio of expenses to average net assets	1.00%	1.00%	1.00%
Ratio of expenses to average net assets prior to fees waived	1.20%	1.38%	2.28%
Ratio of net investment income (loss) to average net assets	1.08%	0.47%	(0.08%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.88%	0.09%	(1.36%	)
Portfolio turnover	53%	106%	142%	[6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount is less than $(0.005) per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]	Year ended

(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14

$13.53	$15.66	$12.94	$12.96	$13.53	$14.26

0.16	0.29	0.24	0.19	0.17	0.27
0.25	(2.19)	2.75	(0.05)	(0.47)	(0.85)

0.41	(1.90)	2.99	0.14	(0.30)	(0.58)

(0.29)	(0.23)	(0.27)	(0.16)	(0.27)	(0.15)

(0.29)	(0.23)	(0.27)	(0.16)	(0.27)	(0.15)

$13.65	$13.53	$15.66	$12.94	$12.96	$13.53

3.29%	(12.32% )	23.53%	1.15%	(2.23% )	(4.13% )

$61,485	$63,604	$68,412	$54,967	$66,785	$74,118
1.34%	1.33%	1.35%	1.36%	1.40%	1.42%
1.34%	1.33%	1.35%	1.36%	1.40%	1.42%
2.38%	1.93%	1.65%	1.50%	1.24%	1.85%
2.38%	1.93%	1.65%	1.50%	1.24%	1.85%
110%	13%	15%	13%	13%	26%

Financial highlights

Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]	Year ended

(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14

$13.25	$15.36	$12.69	$12.71	$13.27	$13.99

0.11	0.16	0.13	0.09	0.06	0.16
0.27	(2.15)	2.72	(0.04)	(0.46)	(0.83)

0.38	(1.99)	2.85	0.05	(0.40)	(0.67)

(0.10)	(0.12)	(0.18)	(0.07)	(0.16)	(0.05)

(0.10)	(0.12)	(0.18)	(0.07)	(0.16)	(0.05)

$13.53	$13.25	$15.36	$12.69	$12.71	$13.27

2.96%	(13.04% )	22.71%	0.36%	(2.99% )	(4.80% )

$7,887	$8,734	$21,505	$21,672	$26,402	$28,609
2.09%	2.08%	2.10%	2.11%	2.15%	2.17%
2.09%	2.08%	2.10%	2.11%	2.15%	2.17%
1.63%	1.18%	0.90%	0.75%	0.49%	1.10%
1.63%	1.18%	0.90%	0.75%	0.49%	1.10%
110%	13%	15%	13%	13%	26%

Financial highlights

Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]	Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$13.46	$15.59	$12.88	$12.90	$13.47	$14.20

0.14	0.25	0.20	0.16	0.13	0.23
0.26	(2.19)	2.75	(0.05)	(0.47)	(0.85)

0.40	(1.94)	2.95	0.11	(0.34)	(0.62)

(0.25)	(0.19)	(0.24)	(0.13)	(0.23)	(0.11)

(0.25)	(0.19)	(0.24)	(0.13)	(0.23)	(0.11)

$13.61	$13.46	$15.59	$12.88	$12.90	$13.47

3.22%	(12.58%)	23.26%	0.88%	(2.50%)	(4.37%)

$3,588	$3,508	$3,440	$1,578	$1,449	$2,317
1.59%	1.58%	1.60%	1.61%	1.65%	1.67%
1.59%	1.58%	1.60%	1.61%	1.65%	1.67%
2.13%	1.68%	1.40%	1.25%	0.99%	1.60%
2.13%	1.68%	1.40%	1.25%	0.99%	1.60%
110%	13%	15%	13%	13%	26%

Financial highlights

Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/19[1]	Year ended
(Unaudited)	11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
$13.60	$15.74	$13.00	$13.02	$13.60	$14.33

0.18	0.33	0.28	0.22	0.20	0.30
0.25	(2.20)	2.76	(0.04)	(0.48)	(0.85)

0.43	(1.87)	3.04	0.18	(0.28)	(0.55)

(0.33)	(0.27)	(0.30)	(0.20)	(0.30)	(0.18)

(0.33)	(0.27)	(0.30)	(0.20)	(0.30)	(0.18)

$13.70	$13.60	$15.74	$13.00	$13.02	$13.60

3.44%	(12.11%)	23.87%	1.41%	(2.03%)	(3.88%)

$213,341	$220,747	$226,644	$165,361	$161,468	$181,828
1.09%	1.08%	1.10%	1.11%	1.15%	1.17%
1.09%	1.08%	1.10%	1.11%	1.15%	1.17%
2.63%	2.18%	1.90%	1.75%	1.49%	2.10%
2.63%	2.18%	1.90%	1.75%	1.49%	2.10%
110%	13%	15%	13%	13%	26%

Financial highlights

Delaware International Value Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout the period were as follows:

	Six months ended 5/31/19[1] (Unaudited)	3/29/18[2] to 11/30/18

Net asset value, beginning of period	$ 13.60	$ 15.36

Income from investment operations:
Net investment income[3]	0.18	0.25
Net realized and unrealized gain (loss)	0.26	(2.01)
Total from investment operations	0.44	(1.76)

Less dividends and distributions from:
Net investment income	(0.34)	—
Total dividends and distributions	(0.34)	—

Net asset value, end of period	$ 13.70	$ 13.60

Total return[4]	3.50%	(11.46%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2	$ 2
Ratio of expenses to average net assets[5]	1.02%	1.02%
Ratio of expenses to average net assets prior to fees waived[5]	1.02%	1.02%
Ratio of net investment income to average net assets	2.70%	2.47%
Ratio of net investment income to average net assets prior to fees waived	2.70%	2.47%
Portfolio turnover	110%	13%	[6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2018.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware International Funds	May 31, 2019 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund also offer Class R6 shares. As of May 31, 2019, Delaware Global Value Fund has not commenced operations of its Class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Small Cap Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which

Notes to financial statements

Delaware International Funds

1. Significant Accounting Policies (continued)

market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended May 31, 2019 and for all open tax years (years ended Nov. 30, 2016–Nov. 30, 2018), and has concluded that no provision for federal income tax is required in Each Fund’s financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended May 31, 2019, the Funds did not incur any interest or tax penalties. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds – The Funds may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Funds may invest include ETFs. A Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Repurchase Agreements – Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At May 31, 2019, the Funds held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on

Notes to financial statements

Delaware International Funds

1. Significant Accounting Policies (continued)

the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2019, Delaware International Value Equity Fund earned $32 under this arrangement. There were no earnings credit for the six months ended May 31, 2019 for Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Small Cap Fund.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2019, each Fund earned the following amounts under this arrangement:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
$1,212	$43	$62	$298

During the six months ended May 31, 2019, Delaware Emerging Markets Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If that Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. Each Fund is required to pay interest to the custodian on negative cash balances. During the six months ended May 31, 2019, Delaware Emerging Markets Fund had an average outstanding overdraft balance equal to 0.31% of its average net assets for which it was charged interest of $281,788, which is included on the “Statements of operations” under “Custodian fees.” The average borrowing rate charged on the overdraft was 1.69%.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
On the first $500 million	1.25%	0.85%	0.85%	0.85%
On the next $500 million	1.20%	0.80%	0.80%	0.80%
On the next $1.5 billion	1.15%	0.75%	0.75%	0.75%
In excess of $2.5 billion	1.10%	0.70%	0.70%	0.70%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Funds to the extent necessary to ensure that annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following specified percentages of average daily net assets of each Fund. The expense waivers were in effect from Dec. 1, 2018 through May 31, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board and DMC. These expense waivers and reimbursements apply to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Operating expense limitation as a percentage of average daily net assets (per annum) March 29, 2018 – Nov. 30, 2018	1.42%[1]	1.30%	1.12%[3]	1.16%[4]
Operating expense limitation as a percentage of average daily net assets (per annum) Dec. 1, 2018 – May 31, 2019	1.37%[2]	1.15%	1.12%[3]	1.16%[5]

1The expense limitation was 1.29% for Class R6 shares.

2The expense limitation is 1.25% for Class R6 shares.

3The expense limitation is 1.00% for Class R6 shares.

4The expense limitation is 1.09% for Class R6 shares. The Class commenced on March 28, 2018.

5The expense limitation is 1.03% for Class R6 shares.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.”

Notes to financial statements

Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended May 31, 2019, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
$103,083	$2,257	$3,567	$7,527

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2019, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
$265,297	$689	$4,125	$14,521

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended May 31, 2019, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
$77,987	$2,991	$1,192	$7,034

For the six months ended May 31, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
$35,884	$981	$909	$2,253

For the six months ended May 31, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Class A	$15,244	$673	$457	$281
Class C	19,706	8	845	141

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the amount of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from March 29, 2018 through March 29, 2020.

3. Investments

For the six months ended May 31, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Purchases	$525,908,965	$15,030,289	$49,058,387	$317,789,226
Sales	325,083,840	15,855,246	41,517,059	337,114,881

Notes to financial statements

Delaware International Funds

3. Investments (continued)

At May 31, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Cost of investments and derivatives	$5,335,479,504	$14,734,830	$79,098,993	$310,825,115

Aggregate unrealized appreciation of investments and derivatives	$911,170,922	$356,886	$10,271,979	$5,706,802
Aggregate unrealized depreciation of investments and derivatives	(1,046,311,614)	(839,162)	(4,187,734)	(20,565,539)

Net unrealized appreciation (depreciation) of investments and derivatives	$(135,140,692)	$(482,276)	$6,084,245	$(14,858,737)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At Nov. 30, 2018, capital loss carryforwards available to offset future realized capital gains for the Funds were as follows:

	Pre-enactment capital loss Expiration date	No expiration Post-enactment capital loss character

	2019	Short-term	Long-term	Total
Delaware Emerging Markets Fund	$ —	$18,389,142	$ —	$18,389,142
Delaware International Small Cap Fund	—	7,322,344	—	7,322,344
Delaware International Value Equity Fund	7,337,402	—	—	7,337,402

Delaware Global Value Fund had no capital loss carryforwards.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware International Funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2019:

	Delaware Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Argentina	$54,839,874	$216,620	$—	$55,056,494
Austria	—	5,771,665	—	5,771,665
Bahrain	—	1,227,397	—	1,227,397
Brazil	579,390,655	—	—	579,390,655
Chile	37,069,306	—	—	37,069,306
China/Hong Kong	538,505,763	1,019,956,184	—	1,558,461,947
Cyprus	6,480,477	—	—	6,480,477
France	586,274	19,393,861	—	19,980,135
India	39,438,387	503,766,491	—	543,204,878
Indonesia	—	36,099,657	—	36,099,657
Israel	12,542,500	—	—	12,542,500
Japan	24,676,800	—	—	24,676,800
Malaysia	—	3,483,830	—	3,483,830
Mexico	300,878,526	—	—	300,878,526
Netherlands	15,566,630	—	—	15,566,630
Peru	48,807,958	—	—	48,807,958
Republic of Korea	143,813,662	690,968,505	—	834,782,167
Russia	60,729,600	306,224,494	—	366,954,094
South Africa	2,980,581	29,994,399	—	32,974,980
Taiwan	—	415,627,029	—	415,627,029
Turkey	10,230,170	32,507,607	—	42,737,777
United Kingdom	—	3,287,373	—	3,287,373
United States	100,148,474	—	—	100,148,474
Preferred Stock[1]	84,426,886	64,077,102	—	148,503,988
Exchange-Traded Funds	6,624,075	—	—	6,624,075
Participation Notes	—	—	—	—

Total Value of Securities	$2,067,736,598	$3,132,602,214	$—	$5,200,338,812

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 56.85% and 43.15%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

	Delaware Global Value Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Denmark	$—	$458,348	$458,348
France	503,646	2,357,324	2,860,970
Germany	—	806,068	806,068
Ireland	111,384	—	111,384
Japan	—	2,692,335	2,692,335
Netherlands	—	246,873	246,873
Sweden	—	1,204,826	1,204,826
Switzerland	—	1,254,846	1,254,846
United Kingdom	—	1,081,081	1,081,081
United States	2,757,202	—	2,757,202
Exchange-Traded Fund	75,861	—	75,861
Securities Lending Collateral	—	702,760	702,760

Total Value of Securities	$3,448,093	$10,804,461	$14,252,554

Notes to financial statements

Delaware International Funds

3. Investments (continued)

	Delaware International Small Cap Fund

	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Australia	$—	$2,665,978	$2,665,978
Austria	1,963,176	—	1,963,176
Belgium	—	1,007,473	1,007,473
Brazil	2,205,495	—	2,205,495
Canada	7,151,792	1,255,518	8,407,310
Chile	921,328	—	921,328
China/Hong Kong	772,321	1,765,818	2,538,139
Denmark	—	1,161,781	1,161,781
Finland	—	754,888	754,888
France	917,758	3,465,380	4,383,138
Germany	—	3,186,365	3,186,365
India	—	1,786,305	1,786,305
Indonesia	—	387,549	387,549
Ireland	1,919,114	3,167,119	5,086,233
Israel	—	1,889,813	1,889,813
Italy	—	976,388	976,388
Japan	—	14,320,923	14,320,923
Mexico	708,260	—	708,260
Netherlands	—	1,129,570	1,129,570
Norway	—	5,031,052	5,031,052
Poland	—	449,679	449,679
Portugal	—	929,123	929,123
Republic of Korea	—	1,134,505	1,134,505
South Africa	—	795,610	795,610
Spain	—	522,541	522,541
Sweden	—	2,392,390	2,392,390
Switzerland	—	671,408	671,408
Taiwan	—	1,298,164	1,298,164
United Kingdom	2,170,206	10,707,067	12,877,273
Short-Term Investments	3,601,414	—	3,601,414

Total Value of Securities	$22,330,864	$62,852,407	$85,183,271

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(33)	$(33)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware International Value Equity Fund

	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Denmark	$—	$12,302,885	$12,302,885
France	11,609,514	60,771,669	72,381,183
Germany	—	23,300,752	23,300,752
Ireland	3,207,247	—	3,207,247
Japan	—	63,444,463	63,444,463
Netherlands	—	12,079,162	12,079,162
Sweden	—	29,423,784	29,423,784
Switzerland	—	35,929,457	35,929,457
United Kingdom	—	26,545,124	26,545,124
Exchange-Traded Fund	1,709,136	—	1,709,136
Short-Term Investments	2,038,162	—	2,038,162
Securities Lending Collateral	—	13,605,228	13,605,228

Total Value of Securities	$18,564,059	$277,402,524	$295,966,583

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contract	$—	$(205)	$(205)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 investments in these tables.

As a result of utilizing international fair value pricing at May 31, 2019, a portion of the common stock of the Funds was categorized as Level 2.

During the six months ended May 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on

Notes to financial statements

Delaware International Funds

3. Investments (continued)

which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

During the six months ended May 31, 2019, Delaware Global Value Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund had no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Emerging Markets Fund		Delaware Global Value Fund
	Six months ended	Year ended	Six months ended	Year ended
	5/31/19	11/30/18	5/31/19	11/30/18

Shares sold:
Class A	2,805,953	8,112,239	32,578	187,765
Class C	1,050,553	3,234,819	2,422	10,459
Class R	270,838	963,388	—	—
Institutional Class	58,256,127	131,145,527	10,069	34,927
Class R6	11,119,999	19,988,356	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	64,817	343,651	50,607	11,389
Class C	—	105,622	4,331	1,661
Class R	670	40,799	—	—
Institutional Class	1,134,361	2,553,380	6,777	2,195
Class R6	149,855	88,515	—	—

	74,853,173	166,576,296	106,784	248,396

Shares redeemed:
Class A	(3,783,183)	(11,368,630)	(94,756)	(223,319)
Class C	(1,456,001)	(4,121,589)	(22,862)	(215,299)
Class R	(505,468)	(1,285,419)	—	—
Institutional Class	(52,903,026)	(88,452,696)	(25,960)	(83,530)
Class R6	(4,014,731)	(4,856,387)	—	—

	(62,662,409)	(110,084,721)	(143,578)	(522,148)

Net increase (decrease)	12,190,764	56,491,575	(36,794)	(273,752)

Notes to financial statements

Delaware International Funds

4. Capital Shares (continued)

	Delaware International Small Cap Fund		Delaware International Value Equity Fund
	Six months ended	Year ended	Six months ended	Year ended
	5/31/19	11/30/18	5/31/19	11/30/18

Shares sold:
Class A	590,021	800,917	236,368	1,248,179
Class C	86,715	368,089	53,954	143,866
Class R	3,563	3,007	46,073	179,220
Institutional Class	4,604,701	14,005,419	2,912,256	5,129,280
Class R6	170,458	390,636	—	130

Shares issued upon reinvestment of dividends and distributions:
Class A	—	57,668	109,160	63,518
Class C	—	36,914	5,445	11,177
Class R	—	524	5,497	2,816
Institutional Class	—	67,883	413,816	247,859
Class R6	—	11	4	—

	5,455,458	15,731,068	3,782,573	7,026,045

Shares redeemed:
Class A	(457,109)	(881,532)	(542,797)	(977,084)
Class C	(201,956)	(328,098)	(135,387)	(896,233)
Class R	(2,314)	(1,914)	(48,474)	(142,021)
Institutional Class	(3,476,054)	(7,136,954)	(3,984,721)	(3,539,542)
Class R6	(15,606)	(8,117)	—	—

	(4,153,039)	(8,356,615)	(4,711,379)	(5,554,880)

Net increase (decrease)	1,302,419	7,374,453	(928,806)	1,471,165

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages and the “Statements of changes in net assets.” For the six months ended May 31, 2019 and year ended Nov. 30, 2018, each Fund had the following exchange transactions.

	Six months ended 5/31/19
	Exchange Redemptions				Exchange Subscriptions
			Institutional			Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Delaware Emerging Markets Fund	16,522	7,129	4,506,586	893	2,321	21,583	4,506,585	$78,298,384
Delaware Global Value Fund	1,411	1,183	—	—	1,169	1,408	—	16,592
Delaware International Small Cap Fund	—	1,923	—	—	73	1,470	—	11,152
Delaware International Value Equity Fund	4,996	5,150	—	—	5,109	4,979	—	69,163

	Year ended 11/30/18
	Exchange Redemptions				Exchange Subscriptions
			Institutional			Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Delaware Emerging Markets Fund	354,242	108,891	1,653,340	16,474	94,004	375,462	1,653,339	$40,425,826
Delaware Global Value Fund	—	34,222	—	—	31,917	1,556	—	430,683
Delaware International Small Cap Fund	114	6,349	—	—	5,365	109	—	44,286
Delaware International Value Equity Fund	645	75,112	—	—	71,625	2,859	—	1,113,027

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Funds had no amounts outstanding as of May 31, 2019, or at any time during the period then ended.

Notes to financial statements

Delaware International Funds

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the six months ended May 31, 2019, Delaware Emerging Markets Fund and Delaware International Small Cap Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Delaware Global Value Fund and Delaware International Value Equity Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the US dollar value of a security between the trade date and settlement date and to facilitate or expedite the settlement of portfolio transactions.

During the six months ended May 31, 2019, the Funds experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended May 31, 2019:

	Long Derivatives Volume

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Foreign currency exchange contracts (average cost)	$915,123	$133,350	$384,806	$3,446,182

	Short Derivatives Volume

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Foreign currency exchange contracts (average cost)	$1,632,956	$75,852	$438,374	$3,202,851

7. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define their contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

Notes to financial statements

Delaware International Funds

7. Offsetting (continued)

At May 31, 2019, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

		Delaware International Small Cap Fund
Counterparty		Gross Value of Derivative Asset		Gross Value of Derivative Liability		Net Position
BNY Mellon		$—		$(33)		$(33)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(33)	$—	$—	$—	$—	$(33)

		Delaware International Value Equity Fund

Counterparty		Gross Value of Derivative Asset		Gross Value of Derivative Liability		Net Position
BNY Mellon		$—		$(205)		$(205)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(205)	$—	$—	$—	$—	$(205)

Securities Lending

Securities lending transactions are entered into by the Funds under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 8).

As of May 31, 2019, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

		Delaware Global Value Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received - Invested in Securities	Fair Value of Non-Cash Collateral Received(a)	Net Exposure(b)
BNY Mellon	$1,036,120	$(652,685)	$(383,435)	$—

	Delaware International Value Equity Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received - Invested in Securities(a)	Fair Value of Non-Cash Collateral Received(b)	Net Exposure(b)
BNY Mellon	$14,510,525	$(12,732,270)	$(1,778,255)	$—

(a)The value of the related collateral exceeded the value of the net position and securities lending transactions as of May 31, 2019.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedules of investments.” Securities purchased with cash collateral are valued at the market value. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral

Notes to financial statements

Delaware International Funds

8. Securities Lending (continued)

shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions in security lending collateral accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2019:

	Remaining Contractual Maturity of the Agreements as of May 31, 2019
Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 & 90 days	Over 90 days	Total
Delaware Global Value Fund Repurchase Agreements	$ 702,760	$—	$—	$—	$702,760
Delaware International Value Equity Fund Certificates of Deposit and Repurchase Agreements	13,605,228	—	—	—	13,605,228

At May 31, 2019, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which cash collateral was received and invested in accordance with the MSLA. These investments are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

	Delaware Global Value Fund	Delaware International Value Equity Fund
Values of securities on loan	$1,036,120	$14,510,525
Values of non-cash collateral	383,435	1,778,255
Values of invested collateral	702,760	13,605,228

During the six months ended May 31, 2019, Delaware Emerging Markets Fund and Delaware International Small Cap Fund had no securities out on loan.

9. Credit and Market Risk

Delaware Emerging Markets Fund invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, the Fund’s investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers

Notes to financial statements

Delaware International Funds

11. Recent Accounting Pronouncements (continued)

between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

On July 15, 2019, the shareholders of Delaware Global Value Fund and Delaware International Value Equity Fund (each, a “Fund” and together, the “Funds”) approved the following for each Fund: (1) an amendment to the fundamental investment restriction related to industry concentration; and (2) a change in the diversification status. These changes became effective on or about July 22, 2019.

Management has determined that no other material events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Each Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-Q or Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 180 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the semiannual period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 5, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 5, 2019